Cover	Oct. 28, 2026
Cover [Abstract]
Central Index Key	0000062996
Amendment Flag	false
Written Communications	false
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5794
Entity Tax Identification Number	38-1794485
Entity Address, Address Line One	17450 College Parkway,
Entity Address, City or Town	Livonia,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48152
City Area Code	313
Local Phone Number	274-7400
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	MAS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Registrant Name	Masco Corporation
Document Period End Date	Oct. 28, 2026